SUBSEQUENT EVENTS (Details Narrative) - shares	May 10, 2024	Feb. 15, 2024	May 09, 2024	Mar. 31, 2024	Mar. 01, 2024	Dec. 31, 2023	Nov. 15, 2023	Aug. 15, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock outstanding				9,610,000		9,550,000			15,000,000
Maturity date		May 15, 2024
Number of shares issued during period extension		10,000
Number of shares issued during period all five extension		20,000
Number of shares issued value							10,000	30,000
Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued value					100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock outstanding	8,010,000		9,610,000
Reverse stock split	five-for-four (5:4) reverse stock split
Maturity date		May 15, 2024
Number of shares issued during period extension		10,000
Number of shares issued during period all five extension		50,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued value					100,000
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued value					50,000
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued value					50,000
Common Stock [Member] | Jacqueline Von Z wehl [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Retirement of common stocks, shares	1,005,000
Common Stock [Member] | Christopher Von Zwehl [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Retirement of common stocks, shares	595,000